Revenue (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Summary of disaggregated revenue by geographical split
Revenue recognised in the Consolidated Statement of Comprehensive Income is analysed into the following geography split, based on where the service is being delivered to:

	2018 £’000	2017 £’000	2016 £’000
UK	£98,571	£79,938	£74,315
North America	45,600	25,944	20,906
Europe	73,442	53,486	20,211
Total	£217,613	£159,368	£115,432